RIGHT-OF-USE ASSETS (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Expense relating to short-term leases	$ 42,946,000	$ 63,113,000
Expense relating to leases of low-value assets	84,000	73,000
Expense relating to variable lease payments	42,946,000	55,952,000
Office and residential property [member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation expense	$ 1,019,000	601,000
Office and residential property [member] | Bottom of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease Term	1 year
Office and residential property [member] | Top of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease Term	4 years
Ships [member] | Bottom of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease Term	1 year
Ships [member] | Top of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease Term	5 years
Ship equipment [member] | Bottom of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease Term	1 year
Ship equipment [member] | Top of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease Term	3 years
Ship and ship equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation expense	$ 26,413,000	$ 30,449,000